Business combination - Pro forma information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pro forma information of the acquisition
Pro forma net revenues	¥ 6,900,638	¥ 3,851,927
Pro forma net loss	¥ (3,437,602)	¥ (1,651,288)